SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
Summary of Information by Reportable Segment
The following table shows information by reportable segment:

	Six-Months Ended June 30,
	2021	2021	2020	2020
	Launch Services	Space Systems	Launch Services	Space Systems
Revenues	$24,080	$5,392	$8,460	$293
Cost of revenues	23,695	1,903	14,508	124

Gross profit (loss)	$385	$3,489	$(6,048)	$169

The following table shows information by reportable segment for the years ended December 31:

	2020		2019
	Launch Services	Space Systems	Launch Services	Space Systems
Revenues	$33,085	$2,075	$48,399	$—
Cost of revenues	$45,872	$1,105	$49,475	$—

Gross profit	$(12,787)	$970	$(1,076)	$—